Shareholder Fees - A Class Shares	Nov. 28, 2025
FROST TOTAL RETURN BOND FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
FROST CREDIT FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]	A Class Shares purchased without an initial sales charge may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase.
[2]	A Class Shares purchased without an initial sales charge may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase.